Goodwill And Analysis Of Goodwill Impairment, Disclosure Of Reconciliation Of Changes In Goodwill Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of period	$ 7,441	$ 7,674
Impairment losses (note 8)	(430)	0
Divestitures and reclassifications (note 5.2)	(24)	(92)
Business combinations (note 5.1)	25	5
Foreign currency translation effects	158	(146)
Balance at end of period	$ 7,170	$ 7,441